Statements of Cash Flows (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Dividends payable	$ 100,667	$ 33,556	$ 142,613	$ 117,446
Loan origination fees			24,200	40,712
Interest paid	920,803	968,978	1,384,399	1,792,902
Loan transferred to real estate held for sale			$ 112,515